RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 - RELATED PARTY TRANSACTIONS

	Nine months ended
	March 31,
	2026	2025
Related party transactions:
Rental income:
Mr. Jack Wong (1)	$-	$30,000
SB Resorts Sdn Bhd (2)	$-	$2,724
Interest expense paid to:
BOC (2)	$-	$1,738
Sale of property:
Mr. Jack Wong (1)	$-	$857,500
Creative and technical services fee paid to:
Mr. Teo Zye Keun (3)	$34,458	$-
Forgiveness of debts by:
Makin Teguh Sdn Bhd (2)	$19,379	$-
J. Ambrose & Partners (2)	$11,219	$-

Related party balances are disclosed in Note 12.

(1)	Related Party Transaction – Property Sale:

●	Jack Wong serves as Chief Executive Officer and Chairman of the Company and was elected to the Board of Directors effective March 30, 2024.

●	The Company completed the sale of property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005, owned by VRI, for a current market value of $857,500 on December 19, 2024.

●	A gain on disposal of $161,156 was recognized for the nine months ended March 31, 2025.

(2)	Related Party Ownership:

●	SB Resorts Sdn Bhd and BOC are wholly owned subsidiaries of BOB.

●	Makin Teguh Sdn Bhd is an associate of BOB

●	BOB held approximately 12.95% of the Company’s issued and outstanding common stock as of March 31, 2026.

●	J. Ambrose & Partners is controlled by J Ambrose who is one of the shareholders of the Company, and he held 1.535% of the Company’s issued and outstanding common stock as of March 31, 2026. Ambrose is also the managing director and a substantial shareholder of BOB.

(3)	Related Party – Director Relationship:

●	Teo Zye Keun is a Director of The Wision Project Sdn Bhd, a subsidiary of the Company.

Apart from the transactions and balances detailed elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented

NOTE 18 - RELATED PARTY TRANSACTIONS

	For the Years ended
	June 30,
	2025	2024
Related party transactions:
Sales to:
Borneo Eco Food Sdn Bhd (1)	$-	$4,071
SB Resorts Sdn Bhd (2)	$-	$25,441
Rental income:
Mr. Jack Wong (3)	$30,000	$60,000
Professional services provided by:
Warisan Khidmat Sdn Bhd (4)	$-	$17,905
Interest expense paid to:
BOC (5)	$1,738	$13,536
Rental expense paid to:
SB Resorts Sdn Bhd (2)	$3,431	$1,918
Sale of property:
Mr. Jack Wong (3)	$857,500	$-
Settlement of debts by issuance of Company’s Common Stock
BOC (2)	$675,888	$-

Related party balances (other than those disclosed in Note 12 and Note 13)

	As of June 30,
	2025	2024
Accounts payable
Warisan Khidmat Sdn Bhd (4)	$-	$1,484

(1)	Borneo Oil Berhad (“BOB”) is ultimate holding company of Borneo Eco Food Sdn. Bhd., and held 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025.

(2)	SB Resorts Sdn Bhd and Borneo Oil Corporation Sdn Bhd (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025).

(3)	Mr. Jack Wong is the Chief Executive Officer of the Company effective October 1, 2022. By Waiver and Consent of Shareholders, Mr. Jack Wong was re-elected Director of the Company, effective March 30, 2024. This represents sale of the property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 owned by VRI, for a current market value of $857,500. A gain on disposal of $161,156 was recognized as a result of this transaction.

(4)	Warisan Khidmat Sdn. Bhd. is a company whose shareholdings is entirely held by a Director of Verde Malaysia.

(5)	On August 16, 2024, BOC and the Company entered into an arrangement to settle the debt of $675,888 owing to BOC by way of the issuance of 9,655,542 shares of the Company’s Common Stock. The settlement was deemed to be a capital transaction which represented a distribution to an equity holder and therefore was not charged in earnings. Refer Note 13 for further details regarding this transaction.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.

VERDE RESOURCES, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2025 AND 2024

(Currency expressed in United States Dollars (“US$”), except for number of shares)